UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security	Shares	Value
Common Stocks ― 98.2%
Capital Markets ― 3.1%
Affiliated Managers Group Inc.	19,392	$2,651,274
Ameriprise Financial Inc.	44,425	6,559,796
Total Capital Markets		9,211,070

Commercial Banks ― 55.5%
Bank of America Corp.	258,000	7,600,680
Bank of the Ozarks Inc.	115,698	4,391,896
Banner Corp.	73,142	4,547,238
Berkshire Hills Bancorp Inc.	104,500	4,253,150
Bryn Mawr Bank Corp.	70,000	3,283,000
Cadence BanCorp	160,000	4,179,200
Centerstate Banks Inc.	221,300	6,207,465
Coastal Financial Corp/WA	60,000	1,020,000	*
CoBiz Financial Inc.	213,615	4,729,436
Columbia Banking System Inc.	151,805	5,885,480
Comerica Inc.	57,000	5,141,400
Customers Bancorp Inc.	68,000	1,600,040	*
Farmers & Merchants Bank of Long Beach	200	1,720,000
First Connecticut Bancorp Inc.	35,000	1,034,250
First Financial Bancorp	57,000	1,692,900
First Foundation Inc.	163,000	2,546,060	*
First Merchants Corp.	43,000	1,934,570
First Western Financial Inc.	110,000	1,923,900	*
Franklin Financial Network Inc.	45,000	1,759,500	*
Heritage Financial Corp.	133,000	4,674,950
Howard Bancorp Inc.	105,000	1,858,500	*
JPMorgan Chase & Co.	92,310	10,416,260
Level One Bancorp Inc.	80,000	2,224,000
MB Financial Inc.	94,000	4,334,340
National Commerce Corp.	40,000	1,652,000	*
Northrim Bancorp Inc.	39,100	1,624,605
Pacific City Financial Corp.	115,000	2,224,100
Pacific Premier Bancorp Inc.	130,263	4,845,784	*
People's Utah Bancorp	102,000	3,462,900
PNC Financial Services Group Inc.	39,000	5,311,410
QCR Holdings Inc.	126,500	5,167,525
SmartFinancial Inc.	50,000	1,177,500	*
Sterling Bancorp	268,200	5,900,400
SunTrust Banks Inc.	64,000	4,274,560
SVB Financial Group	28,000	8,703,240	*
TCF Financial Corp.	100,000	2,381,000
Texas Capital Bancshares Inc.	85,000	7,025,250	*
Towne Bank/Portsmouth VA	48,812	1,505,864
U.S. Bancorp	60,500	3,195,005
Univest Corp. of Pennsylvania	45,126	1,193,583
Webster Financial Corp.	93,895	5,536,049
Western Alliance Bancorp	116,000	6,599,240	*
Wintrust Financial Corp.	65,000	5,521,100
Total Commercial Banks		166,259,330

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)(Continued)

Security	Shares	Value
Consumer Finance ― 2.2%
Discover Financial Services	84,000	$6,421,800
Total Consumer Finance		6,421,800

Diversified Financial Services ― 5.7%
Charles Schwab Corp.	96,000	4,718,400
Intercontinental Exchange Inc.	95,500	7,151,995
Voya Financial Inc.	103,000	5,116,010
Total Diversified Financial Services		16,986,405

Insurance ― 10.5%
American Financial Group Inc.	44,650	4,954,811
Brown & Brown Inc.	114,000	3,370,980
Chubb Limited	57,500	7,684,300
Hanover Insurance Group Inc.	40,000	4,934,800
Marsh & McLennan Cos Inc.	86,000	7,113,920
RenaissanceRe Holdings Ltd	26,000	3,473,080
Total Insurance		31,531,891

IT Services ― 11.1%
Black Knight Inc.	67,000	3,480,650	*
Fidelity National Information Services Inc.	42,000	4,580,940
Fiserv Inc.	43,680	3,598,358	*
Global Payments Inc.	55,699	7,096,053
I3 Verticals Inc.	125,480	2,883,530	*
Visa Inc., Class A Shares	54,400	8,164,896
Worldpay Inc.	35,000	3,544,450	*
Total IT Services		33,348,877

Professional Services ― 1.6%
Verisk Analytics Inc., Class A Shares	38,500	4,641,175	*
Total Professional Services		4,641,175

Real Estate Investment Trust (REITs) ― 3.0%
Crown Castle International Corp.	44,000	4,898,520
Simon Property Group LP	23,500	4,153,625
Total Real Estate Investment Trust (REITs)		9,052,145

Thrifts & Mortgage Finance ― 5.5%
Bridgewater Bancshares Inc.	165,000	2,148,300	*
Essent Group Ltd.	45,000	1,991,250	*
FS Bancorp Inc.	12,000	668,640
Merchants Bancorp/IN	90,000	2,287,800
Meta Financial Group Inc.	23,000	1,900,950
Riverview Bancorp Inc.	125,000	1,105,000
Territorial Bancorp Inc.	65,000	1,920,750
WSFS Financial Corp.	92,803	4,375,661
Total Thrifts & Mortgage Finance		16,398,351

Total Common Stocks (Cost ― $194,840,775)		293,851,044

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)(Continued)

Security	Shares	Value
Short-Term Investment ― 2.1%
Fidelity Investments Money Market - Government Portfolio - Class I - 1.95%(a)	6,303,835	$6,303,835
Total Short-Term Investment (Cost ― $6,303,835)		6,303,835

Total Investments ― 100.3% (Cost ― $201,144,610)		300,154,879
Liabilities in Excess of Other Assets ― (0.3)%		(764,375)
Total Net Assets ― 100.0%		$299,390,504

Notes:
*	Non-income producing security
(a)	The rate reported is the annualized seven-day yield at period end.

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)
		Maturity	Face
	Rate	Date	Amount	Value
Municipal Bonds ― 98.3%
Education ― 10.9%
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/2018	$500,000	$500,000
Frostburg State University Project	4.000%	10/1/2019	500,000	507,935
Frostburg State University Project	4.000%	10/1/2020	500,000	514,620
Maryland Economic Development Corp.	5.000%	7/1/2036	250,000	271,165
Salisbury University Project	5.000%	6/1/2027	455,000	485,726
Senior Morgan State University Project	5.000%	7/1/2027	1,870,000	1,986,838
University of Maryland, College Park Projects	5.000%	7/1/2031	500,000	540,330
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/2025	1,645,000	1,684,694
Good Samaritan Hospital of Maryland	1.600%	4/1/2035	600,000	600,000	(c)
Johns Hopkins University	5.000%	7/1/2021	2,000,000	2,153,420
Maryland Institute College of Art	4.000%	6/1/2042	250,000	244,740
Total Education				9,489,468

Health Care ― 19.3%
County of Baltimore, MD, Oak Crest Village Inc.	5.000%	1/1/2030	495,000	550,173
County of Prince George's, MD, COPS	3.000%	10/1/2031	2,500,000	2,423,825
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Rehabilitation Hospital	5.500%	1/1/2027	1,250,000	1,448,050
Anne Arundel Health System	1.600%	7/1/2043	1,000,000	1,000,000	(c)
Carroll Hospital Center Inc.	5.000%	7/1/2021	1,005,000	1,082,375
Helix Health Issue, AMBAC	5.250%	8/15/2038	3,000,000	3,473,760
James Lawrence Kernan Hospital	5.000%	7/1/2034	50,000	50,809
James Lawrence Kernan Hospital	1.580%	7/1/2041	500,000	500,000	(c)
MedStar Health Obligated Group	5.000%	5/15/2042	2,000,000	2,182,600
Refunding, Mercy Ridge	4.750%	7/1/2034	3,200,000	3,202,848
The Johns Hopkins Hospital Issue	3.570%	7/1/2019	890,000	875,306	(a)
Total Health Care				16,789,746

Housing ― 16.2%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/2029	2,490,000	2,492,366
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/2029	1,000,000	1,003,640
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/2039	1,980,000	1,987,702
Maryland Community Development Administration Local Government Infrastructure	4.000%	6/1/2047	1,000,000	1,007,190
Maryland State Community Development Administration, Department of Housing and Community Development:
Bolton North LP	3.350%	9/15/2034	1,000,000	973,410
Local Government Infrastructure, Senior Lien	4.000%	6/1/2030	4,485,000	4,521,508
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/2030	1,000,000	1,014,780
Residential Housing Revenue Bonds	1.600%	9/1/2043	1,100,000	1,100,000	(c)
Total Housing				14,100,596

Industrial Revenue ― 0.7%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/2029	565,000	566,441
Total Industrial Revenue				566,441

Leasing ― 1.2%
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/2024	1,000,000	1,072,840
Total Leasing				1,072,840

Local General Obligation ― 16.1%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/2027	1,150,000	1,219,920
Baltimore County, Maryland, GO Bonds	4.000%	8/1/2023	1,270,000	1,311,224
County of Baltimore, Maryland	5.000%	3/1/2030	1,000,000	1,170,410

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)(Continued)
		Maturity	Face
	Rate	Date	Amount	Value
Local General Obligation ― 16.1%(Continued)
County of Baltimore, Maryland, COPS	5.000%	10/1/2018	$3,500,000	$3,500,000
County of Montgomery, Maryland	1.500%	11/1/2037	2,300,000	2,300,000	(c)
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/2019	1,000,000	1,026,670
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/2029	3,000,000	2,978,760
State of Maryland	4.000%	8/1/2029	500,000	530,170
Total Local General Obligation				14,037,154

Pre-Refunded/Escrowed to Maturity(b) ― 16.0%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/2024	3,800,000	4,217,582
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/2025	5,000,000	5,344,100
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/2029	2,000,000	2,069,560
College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/2018	245,000	245,000
James Lawrence Kernan Hospital	5.000%	7/1/2034	950,000	970,786
University of Maryland Medical System	5.125%	7/1/2039	1,000,000	1,022,800
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/2028	15,000	15,428
Total Pre-Refunded/Escrowed to Maturity				13,885,256

Special Tax Obligation ― 3.6%
Frederick County, MD, Special Obligation, Urbana Community Development	5.000%	7/1/2030	3,000,000	3,143,100
Total Special Tax Obligation				3,143,100

Transportation ― 7.1%
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	4.000%	5/1/2030	3,000,000	3,253,350
Maryland State Transportation Authority, Baltimore/Washington International Airport	1.640%	6/1/2032	1,060,000	1,060,000	(c)
Maryland State Transportation Authority Transportation Facilities Project Revenue	3.000%	7/1/2031	2,000,000	1,881,920
Total Transportation				6,195,270

Water & Sewer ― 7.2%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/2022	1,170,000	1,246,027
Water Projects, FGIC	5.000%	7/1/2024	1,160,000	1,230,249
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/2019	3,665,000	3,764,798
Total Water & Sewer				6,241,074

Total Investments ― 98.3% (Cost ― $82,778,678)				85,520,945
Other Assets in Excess of Liabilities ― 1.7%				1,437,721
Total Net Assets ― 100.0%				$86,958,666

(a) Zero coupon bond. Rate shown is effective yield of the position.
(b) Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(c) Variable rate security. Rate is determined on a periodic basis by Remarketing Agents to make a market for the bonds. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:

AMBAC — American Municipal Bond Assurance Corporation — Insured Bonds
COPS — Community Oriented Policing Services
EDC — Economic Development Corporation
EDR — Economic Development Revenue
EFA — Educational Facilities Authority
FGIC — Financial Guaranty Insurance Company — Insured Bonds
GO — General Obligation
NATL — National Public Finance Guarantee Corporation — Insured Bonds

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)(Continued)

Ratings table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	32.7%
AA/Aa	41.1%
A	16.0%
BBB/Baa	10.2%
100.0%

*	As a percentage of total investments.
**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally
Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple
NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security	Shares	Value
Common Stocks ― 68.4%
Consumer Discretionary ― 9.3%
Amazon.com Inc.	2,100	$4,206,300	*
BorgWarner Inc.	35,295	1,509,920
Home Depot Inc/The	13,825	2,863,849
Royal Caribbean Cruises Ltd.	18,650	2,423,381
TJX Cos Inc.	19,350	2,167,587
Total Consumer Discretionary		13,171,037

Consumer Staples ― 6.0%
Costco Wholesale Corp.	11,020	2,588,377
CVS Health Corp.	19,390	1,526,381
Estee Lauder Cos. Inc., Class A Shares	17,980	2,612,854
PepsiCo Inc.	15,310	1,711,658
Total Consumer Staples		8,439,270

Financials ― 10.3%
Citizens Financial Group Inc.	50,210	1,936,600
CME Group Inc.	9,465	1,611,038
Discover Financial Services	31,060	2,374,537
Invesco Ltd.	64,480	1,475,302
JPMorgan Chase & Co.	28,855	3,255,998
Prologis Inc.	21,900	1,484,601
Simon Property Group LP	4,805	849,284
Texas Capital Bancshares Inc.	18,770	1,551,341	*
Total Financials		14,538,701

Health Care ― 10.0%
Boston Scientific Corp.	78,340	3,016,090	*
Celgene Corp.	18,425	1,648,853	*
Chubb Limited	15,085	2,015,959
Teleflex Inc.	7,255	1,930,483
Thermo Fisher Scientific Inc.	9,370	2,287,030
UnitedHealth Group Inc.	12,500	3,325,500
Total Health Care		14,223,915

Industrials ― 10.4%
Cintas Corp.	13,625	2,695,161
Danaher Corp.	19,945	2,167,224
Eaton Corp. PLC	26,325	2,283,167
HD Supply Holdings Inc.	30,980	1,325,634	*
Illinois Tool Works Inc.	12,180	1,718,842
Union Pacific Corp.	13,525	2,202,276
Xylem Inc/NY	29,655	2,368,545
Total Industrials		14,760,849

Information Technology ― 20.4%
Adobe Systems Inc.	9,715	2,622,564	*
Alphabet Inc., Class A Shares	3,200	3,862,656	*
Analog Devices Inc.	14,000	1,294,440
Apple Inc.	20,385	4,601,710
Broadcom Inc.	5,470	1,349,613
Cognex Corp.	20,960	1,169,987
Facebook Inc.	12,820	2,108,377	*
Intuit Inc.	9,890	2,248,986
Microsoft Corp.	22,400	2,561,888
PayPal Holdings Inc.	23,450	2,059,848	*
Salesforce.com Inc.	14,690	2,336,151	*
Visa Inc., Class A Shares	17,385	2,609,314
Total Information Technology		28,825,534

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)(Continued)

Security			Shares	Value
Telecommunication Services ― 0.5%
AT&T Inc.			21,690	$728,350
Total Telecommunication Services				728,350

Utilities ― 1.5%
American Water Works Co. Inc.			23,390	2,057,618
Total Utilities				2,057,618

Total Common Stocks (Cost ― $59,047,653)				96,745,274

		Maturity	Face
	Rate	Date	Amount
Collateralized Mortgage Obligations ― 0.2%
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/2022	$171,203	171,122
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	79,112	79,840
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	63,042	64,140
Total Collateralized Mortgage Obligations (Cost ― $319,673)				315,102

Corporate Bonds ― 14.8%
Consumer Discretionary ― 1.8%
Cintas Corp No 2	2.900%	4/1/2022	325,000	317,309
Comcast Corp.	3.375%	2/15/2025	210,000	203,452
Comcast Corp.	5.650%	6/15/2035	600,000	665,598
Ford Motor Co.	4.346%	12/8/2026	490,000	461,939
Ford Motor Credit Co LLC	8.125%	1/15/2020	610,000	644,619
Starbucks Corp.	2.450%	6/15/2026	250,000	225,519
Total Consumer Discretionary				2,518,436

Consumer Staples ― 0.7%
CVS Health Corp.	3.875%	7/20/2025	260,000	256,593
CVS Health Corp.	4.780%	3/25/2038	345,000	344,428
PepsiCo Inc.	3.100%	7/17/2022	390,000	388,344
Total Consumer Staples				989,365

Financials ― 6.9%
Aflac Inc.	4.000%	2/15/2022	400,000	407,614
American Express Credit Corp. (3M US LIBOR + 0.43%)	2.751%	3/3/2020	405,000	406,473	(a)
Bank of America Corp. (3M US LIBOR + 0.63%)	3.499%	5/17/2022	410,000	409,928	(a)
Bank of America Corp. (3M US LIBOR + 0.81%)	3.366%	1/23/2026	550,000	529,377	(a)
Bank of America Corp.	4.183%	11/25/2027	525,000	513,379
BlackRock Inc.	4.250%	5/24/2021	400,000	411,049
Citigroup Inc.	5.500%	9/13/2025	325,000	346,735
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/2021	1,000,000	1,024,738
Goldman Sachs Group Inc.	3.500%	11/16/2026	330,000	313,495
Intercontinental Exchange Inc.	3.750%	12/1/2025	500,000	499,480
JPMorgan Chase & Co.	4.250%	10/15/2020	515,000	525,093
JPMorgan Chase & Co. (3M US LIBOR + 1.10%)	3.417%	6/7/2021	515,000	525,465	(a)
Morgan Stanley	2.200%	12/7/2018	425,000	424,781
Morgan Stanley	5.000%	11/24/2025	220,000	228,192
Simon Property Group LP	4.125%	12/1/2021	350,000	357,254
Simon Property Group LP	3.375%	12/1/2027	510,000	486,639
State Street Corp.	3.700%	11/20/2023	370,000	372,636
TD Ameritrade Holding Corp.	2.950%	4/1/2022	325,000	318,890
Toronto-Dominion Bank	1.450%	8/13/2019	715,000	706,988
Toronto-Dominion Bank	1.850%	9/11/2020	575,000	562,109
Westpac Banking Corp.	4.875%	11/19/2019	335,000	342,166
Total Financials				9,712,481

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Health Care ― 1.5%
Celgene Corp.	3.900%	2/20/2028	$365,000	$352,017
Express Scripts Holding Co.	3.050%	11/30/2022	600,000	582,103
Gilead Sciences Inc.	4.500%	4/1/2021	400,000	411,736
Gilead Sciences Inc.	4.600%	9/1/2035	320,000	330,515
Medtronic Inc.	4.125%	3/15/2021	500,000	510,638
Total Health Care				2,187,009

Information Technology ― 2.0%
Apple Inc.	2.850%	2/23/2023	575,000	566,390
Microsoft Corp.	4.200%	11/3/2035	565,000	590,449
QUALCOMM Inc.	2.250%	5/20/2020	415,000	409,731
QUALCOMM Inc. (3M US LIBOR + 0.73%)	3.069%	1/30/2023	340,000	342,071	(a)
QUALCOMM Inc.	3.450%	5/20/2025	500,000	485,486
Texas Instruments Inc.	1.650%	8/3/2019	400,000	396,515
Total Information Technology				2,790,642

Telecommunication Services ― 1.0%
AT&T Inc.	4.450%	4/1/2024	425,000	433,943
Verizon Communications Inc.	4.329%	9/21/2028	327,000	329,413
Verizon Communications Inc.	4.500%	8/10/2033	350,000	348,052
Verizon Communications Inc.	5.250%	3/16/2037	335,000	358,238
Total Telecommunication Services				1,469,646

Utilities ― 0.9%
DTE Electric Co.	4.050%	5/15/2048	380,000	374,901
Georgia Power Co.	3.250%	4/1/2026	345,000	326,372
Southern Power Co.	1.950%	12/15/2019	545,000	537,710
Total Utilities				1,238,983

Total Corporate Bonds (Cost ― $21,058,872)				20,906,562

Foreign Government Agency Issues ― 1.1%
International Finance Corp.	1.750%	3/30/2020	850,000	836,150
International Finance Corp.	2.000%	10/24/2022	785,000	754,003
Total Foreign Government Agency Issues (Cost ― $1,631,796)				1,590,153

Mortgage Backed Securities ― 0.6%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool E01603	5.000%	3/1/2019	6,401	6,496
Gold Pool G18082	5.000%	11/1/2020	20,571	21,020
Gold Pool G12379	4.500%	6/1/2021	22,254	22,594
Gold Pool J04311	6.000%	2/1/2022	21,247	21,743
Gold Pool C91417	3.500%	1/1/2032	131,110	131,676
Gold Pool A35826	5.000%	7/1/2035	43,768	45,982
Gold Pool G08112	6.000%	2/1/2036	91,185	100,949
Gold Pool G02564	6.500%	1/1/2037	46,706	54,337
Gold Pool G08179	5.500%	2/1/2037	35,680	38,539
Gold Pool A65694	6.000%	9/1/2037	39,260	43,417
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/2029	15	16
Pool 808156	4.500%	2/1/2035	9,825	10,143
Pool 891596	5.500%	6/1/2036	1,055	1,138
Pool 190375	5.500%	11/1/2036	5,872	6,338
Pool 916386	6.000%	5/1/2037	40,701	44,776
Pool 946594	6.000%	9/1/2037	37,416	41,127
General National Mortgage Association (GNMA)
Gold Pool 550763X	5.000%	12/15/2035	152,323	161,900
Gold Pool 003922M	7.000%	11/20/2036	22,865	26,483
Total Mortgage Backed Securities (Cost ― $726,414)				778,674

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
U.S. Government & Agency Obligations ― 9.3%
Federal Home Loan Bank (FHLB)	5.500%	7/15/2036	$125,000	$159,316
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/2019	375,000	377,465
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/2019	245,000	241,648
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	115,000	150,530
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	380,000	501,742
Federal National Mortgage Association (FNMA)	1.250%	5/6/2021	520,000	499,060
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	435,000	549,201
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	399,785
United States Treasury Bills	2.040%	10/11/2018	1,500,000	1,499,150	(b)
United States Treasury Bonds	7.875%	2/15/2021	800,000	891,938
United States Treasury Bonds	8.000%	11/15/2021	250,000	288,062
United States Treasury Bonds	7.250%	8/15/2022	780,000	903,292
United States Treasury Bonds	7.625%	11/15/2022	520,000	614,565
United States Treasury Bonds	7.125%	2/15/2023	325,000	380,637
United States Treasury Bonds	6.250%	8/15/2023	550,000	632,489
United States Treasury Bonds	7.500%	11/15/2024	1,105,000	1,382,933
United States Treasury Bonds	7.625%	2/15/2025	390,000	494,355
United States Treasury Bonds	6.875%	8/15/2025	100,000	123,971
United States Treasury Bonds	6.750%	8/15/2026	90,000	113,527
United States Treasury Bonds	6.500%	11/15/2026	135,000	168,795
United States Treasury Bonds	6.125%	11/15/2027	215,000	267,557
United States Treasury Bonds	5.500%	8/15/2028	60,000	72,446
United States Treasury Bonds	3.500%	2/15/2039	573,000	603,855
United States Treasury Bonds	4.375%	11/15/2039	204,000	242,138
United States Treasury Notes	3.625%	2/15/2020	625,000	632,336
United States Treasury Notes	2.625%	8/15/2020	900,000	896,959
Total U.S. Government & Agency Obligations (Cost ― $13,145,953)				13,087,752

Short-Term Investment ― 6.4%			Shares
Fidelity Investments Money Market - Government Portfolio - Class I - 1.95% (c)			9,109,162	9,109,162
Total Short-Term Investment (Cost ― $9,109,162)				9,109,162

Total Investments ― 100.8% (Cost ― $105,039,523)				142,532,679
Liabilities in Excess of Other Assets ― (0.8)%				(1,125,487
Total Net Assets ― 100.0%				$141,407,192

Notes:

*	Non-income producing security.
(a)	Variable rate security. Reference rate and spread are included in the description.
(b)	Rate quoted is effective yield of position.
(c)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
PLC - Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security	Shares	Value
Common Stocks ― 70.5%
Consumer Discretionary ― 9.6%
Amazon.com Inc.	600	$1,201,800	*
BorgWarner Inc.	12,270	524,911
Home Depot Inc/The	3,780	783,027
Royal Caribbean Cruises Ltd.	5,235	680,236
TJX Cos Inc.	6,005	672,680
Total Consumer Discretionary		3,862,654

Consumer Staples ― 6.5%
Costco Wholesale Corp.	3,345	785,674
CVS Health Corp.	6,500	511,680
Estee Lauder Cos. Inc., Class A Shares	5,400	784,728
PepsiCo Inc.	4,665	521,547
Total Consumer Staples		2,603,629

Financials ― 10.8%
Citizens Financial Group Inc.	15,155	584,528
CME Group Inc.	2,855	485,950
Discover Financial Services	9,115	696,842
Invesco Ltd.	18,890	432,203
JPMorgan Chase & Co.	8,340	941,086
Prologis Inc.	6,475	438,940
Simon Property Group LP	1,910	337,593
Texas Capital Bancshares Inc.	5,510	455,401	*
Total Financials		4,372,543

Health Care ― 10.2%
Boston Scientific Corp.	22,375	861,437	*
Celgene Corp.	5,235	468,480	*
Chubb Limited	4,430	592,025
Teleflex Inc.	2,120	564,111
Thermo Fisher Scientific Inc.	2,755	672,440
UnitedHealth Group Inc.	3,515	935,131
Total Health Care		4,093,624

Industrials ― 10.6%
Cintas Corp.	4,005	792,229
Danaher Corp.	5,605	609,039
Eaton Corp. PLC	7,060	612,314
HD Supply Holdings Inc.	11,025	471,760	*
Illinois Tool Works Inc.	3,770	532,022
Union Pacific Corp.	3,870	630,152
Xylem Inc/NY	7,775	620,989
Total Industrials		4,268,505

Information Technology ― 20.7%
Adobe Systems Inc.	2,845	768,008	*
Alphabet Inc., Class A Shares	930	1,122,584	*
Analog Devices Inc.	3,955	365,679
Apple Inc.	5,900	1,331,866
Broadcom Inc.	1,455	358,992
Cognex Corp.	6,135	342,456
Facebook Inc.	3,845	632,349	*
Intuit Inc.	2,780	632,172
Microsoft Corp.	6,550	749,124

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)(Continued)

Security			Shares	Value
Information Technology ― 20.7%(Continued)
PayPal Holdings Inc.			6,710	$589,406		*
Salesforce.com Inc.			4,300	683,829		*
Visa Inc., Class A Shares			5,130	769,962
Total Information Technology				8,346,427

Telecommunication Services ― 0.6%
AT&T Inc.			6,995	234,892
Total Telecommunication Services				234,892

Utilities ― 1.5%
American Water Works Co. Inc.			6,855	603,034
Total Utilities				603,034

Total Common Stocks (Cost ― $17,374,642)				28,385,308

		Maturity	Face
	Rate	Date	Amount
Collateralized Mortgage Obligations ― 0.1%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	$23,734	23,952
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	8,668	8,819
Total Collateralized Mortgage Obligations (Cost ― $33,468)				32,771

Corporate Bonds ― 16.4%
Consumer Discretionary ― 1.8%
Cintas Corp No 2	2.900%	4/1/2022	100,000	97,634
Comcast Corp.	3.375%	2/15/2025	70,000	67,817
Comcast Corp.	5.650%	6/15/2035	200,000	221,866
Ford Motor Co.	4.346%	12/8/2026	145,000	136,696
Ford Motor Credit Co LLC	8.125%	1/15/2020	195,000	206,067
Total Consumer Discretionary				730,080

Consumer Staples ― 0.8%
CVS Health Corp.	3.875%	7/20/2025	95,000	93,755
CVS Health Corp.	4.780%	3/25/2038	105,000	104,826
PepsiCo Inc.	3.100%	7/17/2022	135,000	134,427
Total Consumer Staples				333,008

Financials ― 7.4%
Aflac Inc.	4.000%	2/15/2022	130,000	132,474
American Express Credit Corp.	2.200%	3/3/2020	125,000	123,626
Bank of America Corp. (3M US LIBOR + 0.63%)	3.499%	5/17/2022	130,000	129,977	(a)
Bank of America Corp. (3M US LIBOR + 0.81%)	3.366%	1/23/2026	160,000	154,001	(a)
Bank of America Corp.	4.183%	11/25/2027	165,000	161,348
Bank of Nova Scotia	2.050%	10/30/2018	125,000	124,975
BlackRock Inc.	4.250%	5/24/2021	125,000	128,453
Citigroup Inc.	5.500%	9/13/2025	110,000	117,356
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/2021	150,000	153,711
Intercontinental Exchange Inc.	3.750%	12/1/2025	75,000	74,922
JPMorgan Chase & Co.	4.250%	10/15/2020	195,000	198,821
JPMorgan Chase & Co. (3M US LIBOR + 1.10%)	3.417%	6/7/2021	160,000	163,251	(a)

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 7.4%(Continued)
Morgan Stanley	2.200%	12/7/2018	$215,000	$214,889
Morgan Stanley	5.000%	11/24/2025	70,000	72,607
Simon Property Group LP	4.125%	12/1/2021	110,000	112,280
Simon Property Group LP	3.375%	12/1/2027	155,000	147,900
State Street Corp.	3.700%	11/20/2023	120,000	120,855
TD Ameritrade Holding Corp.	2.950%	4/1/2022	125,000	122,650
Toronto-Dominion Bank	1.450%	8/13/2019	220,000	217,535
Toronto-Dominion Bank	1.850%	9/11/2020	200,000	195,516
Westpac Banking Corp.	4.875%	11/19/2019	110,000	112,353
Total Financials				2,979,500

Health Care ― 1.8%
Celgene Corp.	3.900%	2/20/2028	105,000	101,265
Express Scripts Holding Co.	3.050%	11/30/2022	185,000	179,482
Gilead Sciences Inc.	4.500%	4/1/2021	125,000	128,667
Gilead Sciences Inc.	4.600%	9/1/2035	100,000	103,286
Medtronic Inc.	4.125%	3/15/2021	200,000	204,255
Total Health Care				716,955

Information Technology ― 2.3%
Apple Inc.	2.850%	2/23/2023	185,000	182,230
Microsoft Corp.	4.200%	11/3/2035	175,000	182,883
QUALCOMM Inc.	2.250%	5/20/2020	135,000	133,286
QUALCOMM Inc. (3M US LIBOR + 0.73%)	3.069%	1/30/2023	110,000	110,670	(a)
QUALCOMM Inc.	3.450%	5/20/2025	175,000	169,920
Texas Instruments Inc.	1.650%	8/3/2019	150,000	148,693
Total Information Technology				927,682

Telecommunication Services ― 1.2%
AT&T Inc.	4.450%	4/1/2024	150,000	153,156
Verizon Communications Inc.	4.329%	9/21/2028	104,000	104,767
Verizon Communications Inc.	4.500%	8/10/2033	110,000	109,388
Verizon Communications Inc.	5.250%	3/16/2037	105,000	112,284
Total Telecommunication Services				479,595

Utilities ― 1.1%
DTE Electric Co.	4.050%	5/15/2048	120,000	118,390
Georgia Power Co.	3.250%	4/1/2026	100,000	94,601
Southern Power Co.	1.950%	12/15/2019	220,000	217,057
Total Utilities				430,048

Total Corporate Bonds (Cost ― $6,634,213)				6,596,868

Foreign Government Agency Issues ― 1.3%
International Finance Corp.	1.750%	3/30/2020	270,000	265,600
International Finance Corp.	2.000%	10/24/2022	255,000	244,931
Total Foreign Government Agency Issues (Cost ― $523,962)				510,531

Mortgage Backed Securities ― 0.5%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	46,274	46,474
Gold Pool A35826	5.000%	7/1/2035	19,069	20,034
Gold Pool A49479	5.000%	6/1/2036	23,436	24,795
Gold Pool A65694	6.000%	9/1/2037	26,505	29,311

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Mortgage Backed Securities ― 0.5%(Continued)
Federal National Mortgage Association (FNMA)
Pool 896885	6.000%	6/1/2022	$2,670	$2,718
Pool 995262	5.500%	1/1/2024	15,518	16,068
Pool 891596	5.500%	6/1/2036	26,383	28,444
Pool 900936	6.500%	2/1/2037	2,843	3,118
Pool 946594	6.000%	9/1/2037	22,927	25,201
Total Mortgage Backed Securities (Cost ― $185,058)				196,163

U.S. Government & Agency Obligations ― 9.0%
Federal Home Loan Bank (FHLB)	5.500%	7/15/2036	40,000	50,981
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/2019	120,000	120,789
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/2019	75,000	73,974
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	35,000	45,814
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	70,000	92,426
Federal National Mortgage Association (FNMA)	1.150%	12/12/2018	150,000	149,682
Federal National Mortgage Association (FNMA)	1.250%	5/6/2021	165,000	158,356
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	110,000	138,878
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	365,000	481,589
United States Treasury Bonds	7.875%	2/15/2021	250,000	278,730
United States Treasury Bonds	8.000%	11/15/2021	75,000	86,419
United States Treasury Bonds	7.250%	8/15/2022	400,000	463,227
United States Treasury Bonds	7.625%	11/15/2022	165,000	195,006
United States Treasury Bonds	6.250%	8/15/2023	90,000	103,498
United States Treasury Bonds	7.500%	11/15/2024	265,000	331,654
United States Treasury Bonds	6.875%	8/15/2025	50,000	61,985
United States Treasury Bonds	6.750%	8/15/2026	30,000	37,842
United States Treasury Bonds	5.500%	8/15/2028	10,000	12,075
United States Treasury Bonds	3.500%	2/15/2039	131,000	138,054
United States Treasury Bonds	4.375%	11/15/2039	242,000	287,243
United States Treasury Notes	3.625%	2/15/2020	125,000	126,467
United States Treasury Notes	2.625%	8/15/2020	200,000	199,324
Total U.S. Government & Agency Obligations (Cost ― $3,549,814)				3,634,013

			Shares
Short-Term Investment ― 2.1%
Fidelity Institutional Money Market - Government Portfolio - Class I - 1.95% (b)			832,002	832,002
Tota Short-Term Investment (Cost ― $832,002)				832,002

Total Investments ― 99.9% (Cost ― $29,133,159)				40,187,656
Other Assets in Excess of Liabilities ― 0.1%				46,110
Total Net Assets ― 100.0%				$40,233,766

Notes:

* Non-income producing security.
(a) Variable rate security. Reference rate and spread are included in the description.
(b) The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
PLC - Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1919 Funds
Schedule of Investments (Unaudited)(Continued)
September 30, 2018

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 FINANCIAL SERVICES FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$293,851,044	$-	$-	$293,851,044
Total long-term investments	293,851,044	-	-	293,851,044
Short-term investments	6,303,835	-	-	6,303,835
Total investments	$300,154,879	$-	$-	$300,154,879

1919 MARYLAND TAX-FREE FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Municipal Bonds	$-	$85,520,945	$-	$85,520,945
Total long-term investments	-	85,520,945	-	85,520,945
Total investments	$-	$85,520,945	$-	$85,520,945

1919 SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$96,745,274	$-	$-	$96,745,274
Collateralized Mortgage Obligations	-	315,102	-	315,102
Corporate Bonds	-	20,906,562	-	20,906,562
Foreign Government Agency Issues	-	1,590,153	-	1,590,153
Mortgage-Backed Securities	-	778,674	-	778,674
U.S. Government & Agency Obligations	-	13,087,752	-	13,087,752
Total long-term investments	$96,745,274	$36,678,243	$-	$133,423,517
Short-term investments	9,109,162	-	-	9,109,162
Total investments	$105,854,436	$36,678,243	$-	$142,532,679
1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$28,385,308	$-	$-	$28,385,308
Collateralized Mortgage Obligations	-	32,771	-	32,771
Corporate Bonds	-	6,596,868	-	6,596,868
Foreign Government Agency Issues	-	510,531	-	510,531
Mortgage-Backed Securities	-	196,163	-	196,163
U.S. Government & Agency Obligations	-	3,634,013	-	3,634,013
Total long-term investments	$28,385,308	$10,970,346	$-	$39,355,654
Short-term investments	832,002	832,002	-	832,002
Total investments	$29,217,310	$11,802,348	$-	$40,187,656

* See Schedule of Investments for additional detailed categorizations.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
  Christopher E. Kashmerick, President and Principal Executive Officer

Date  11/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
  Russell B. Simon, Treasurer and Principal Financial Officer

Date 11/16/2018